Nature of Operations and Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Nature of Operations and Summary of Significant Accounting Policies
Nature of Operations and Summary of Significant Accounting Policies

1.            Nature of Operations and Summary of Significant Accounting Policies

Nature of Business and Operations Overview

Cachet Financial Solutions, Inc. (the “Company” or “Cachet”) is a provider of technology solutions and services to the financial services industry.  The Company’s solutions and services enable its clients—banks, credit unions and other types of financial institutions or financial service organizations—to provide their customers with remote deposit capture technology (“RDC”) and related services. The Company’s cloud based Software as a Service (“SaaS”) RDC solutions allow customers to scan checks remotely through their smart phones or other devices and transmit the scanned, industry compliant images to a bank for posting and clearing.  In addition, the Company’s offerings include a mobile wallet solution which provides a virtual account for customers that do not have a bank account and is focused on the pre-paid card market.  Through the Company’s cloud based SaaS mobile wallet offering we provide consumers the ability to deposit and withdraw funds, transfer funds, and pay bills with their mobile phone or tablet.  As of June 30, 2015, we had entered into 437 contracts with customers for our products and services.  Approximately 312 of those agreements were “active,” meaning that customers have implemented the RDC software enabling the processing of customer transactions or deployed the mobile wallet application.  The Company offers its services to financial institutions in the United States, Canada and Latin America.  Our business operations are conducted through our wholly owned subsidiary, Cachet Financial Solutions Inc., a Minnesota corporation.

Basis of Presentation

The accompanying condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiary Cachet Financial Solutions Inc. as of June 30, 2015 and December 31, 2014 and for the three and six months ended June 30, 2015.  The subsidiary does not have any operational activity and therefore no intercompany transactions exist with the subsidiary which would need to be eliminated.  The Company has prepared the condensed consolidated financial statements in accordance with accounting principles generally accepted in the United States of America.  The condensed consolidated financial statements included herein, without audit, are pursuant to the rules and regulations of the United States (“U.S.”) Securities and Exchange Commission (“SEC”).  Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles have been condensed or omitted pursuant to such rules and regulations. However, the Company believes that the disclosures are adequate to ensure the information presented is not misleading. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2014.

The Company believes that all necessary adjustments, which consist only of normal recurring items, have been included in the accompanying condensed consolidated financial statements to present fairly the results of the interim periods. The results of operations for the interim periods presented are not necessarily indicative of the operating results to be expected for any subsequent interim period or for the year ending December 31, 2015.

The accompanying consolidated financial statements have been prepared on the basis that the Company will continue as a going concern.  From inception to June 30, 2015, the Company has cumulative operating losses of approximately $63.9 million, and as of June 30, 2015, our current liabilities exceeded our current assets by approximately $2.5 million. In 2015, we expect to continue to grow our client base and increase our revenues through higher RDC transaction volumes and monthly active user fees (“MAUs”) from our Select Mobile Money offering.  Nevertheless, the Company expects to continue to incur operating losses through December 31, 2015.  The Company engaged an investment firm to assist in raising additional capital through the issuance of debt and equity. The Company’s ability to continue as a going concern is dependent on raising additional capital to support operations and refinance maturing debt.  In addition, the Company has a note payable due December 31, 2015, with a principal and accrued interest balance as of June 30, 2015 of approximately $500,000, and has an outstanding balance including accrued interest of approximately $1.1 million on a line of credit with one of its directors, Michael J. Hanson.  In May 2015, the Company entered into an amendment of the note under which approximately $500,000 was owed as of June 30, 2015 to extend the maturity date of the note from April 30, 2015 to December 31, 2015.  Under the amended note, the Company is required to make monthly payments of $50,000 beginning May 31, 2015 and continuing to December 31, 2015, at which time any remaining principal and unpaid accrued interest become due.  The Company also owes Mr. Hanson approximately $381,000 of principal and interest as of June 30, 2015 under the financing commitment letter due January 31, 2016.  The line of credit was payable upon the earlier of the Company completing financings with gross proceeds of $10 million or July 31, 2015.  In July 2015, the Company amended the terms of the line of credit to extend the maturity date to January 31, 2016 while all other terms remained the same.

There is no assurance we will be successful in raising the needed capital to fund our operations to December 31, 2015.  The consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.

On July 30, 2014, the Company entered into a financing commitment letter with two directors to lend the Company up to $2.5 million through December 31, 2014, bearing interest at 10%, and due January 31, 2015, which due date was later extended to January 31, 2016.  If any portion of the notes issued under the commitment letter is outstanding beyond January 31, 2016, the default interest rate will be adjusted to 18%.  During the six months ended June 30, 2015, the Company had additional advances totaling $350,000.  As part of a PIPE transaction completed in February 2015, Mr. Hanson, converted $250,000 of the balance owed under the commitment letter into 217,391 shares of Series B Convertible Preferred Stock and was issued a five-year warrant to purchase an aggregate of 217,391 shares of common stock at a per-share price of $1.15 (since adjusted to $0.4816 per share).  In addition, Mr. Hanson converted; $102,000 of the principal balance owed under the commitment letter into 1,020 shares of Series C Convertible Preferred Stock and was issued a five-year warrant to purchase an aggregate of 232,983 shares of common stock at a per-share price of $0.4816 as part of a PIPE transaction completed in June 2015.  As of June 30, 2015, the Company had an outstanding obligation under the commitment letter, including accrued interest, totaling approximately $381,000.  As part of the amendment, the directors did not renew the remaining amount available under the original terms of the commitment letter.

During the six months ended June 30, 2015, the Company issued (i) 9,000 shares of Series A Convertible Preferred Stock at $1.50 per share and issued five-year warrants to purchase an aggregate of 9,000 shares of its common stock at a per-share price of $2.00 (since adjusted to $0.4816 per share) and (ii) 2,065,891 shares of Series B Convertible Preferred Stock at $1.15 per share and issued five-year warrants to purchase an aggregate of 2,065,891 shares of its common stock at a per-share price of $1.15  (since adjusted to $0.4816 per share).  Net proceeds to the Company after offering costs were approximately $2.2 million, including the cancellation of $250,000 in debt held by Mr. Hanson.  None of the investors in this offering were deemed affiliates of the Company, except for Mr. Hanson.

In June 2015, the Company issued an aggregate of 44,030 shares of Series C Convertible Preferred Stock at $100.00 per share and issued five-year warrants to purchase an aggregate of 10,057,119 shares of its common stock at a per-share price of $0.4816 in a private placement. Total (cash and non-cash) gross proceeds to the Company were $4,403,000.  Gross proceeds to the Company in the form of cash were $2,951,000. Gross proceeds to the Company in the form of promissory notes payable within 150 days were $950,000.  These promissory notes were provided by James L. Davis and Mr. Hanson, both of whom are directors of the Company. The Company also issued 2,000 and 3,020 shares of the Series C Preferred to Messrs. Davis and Hanson, respectively, in exchange for the cancellation of Company debt in the amount of $200,000 and $302,000 held by them (inclusive of the $102,000 mentioned above).

The Series C Preferred Stock entitles its holders to a 10% per annum dividend, payable quarterly in cash or in additional shares of Series C Preferred Stock (or a combination of both) as determined by the Company, and may be converted to Cachet common stock at the option of a holder at an initial conversion price of $0.4378 per share. The Series C Preferred Stock will automatically convert into common stock upon the occurrence of any of the following: (a) an underwritten public offering of shares of the Company’s common stock providing at least $10 million in gross proceeds, (b) the Company’s common stock closing price being greater than 100% above the conversion price then in effect for at least 40 of 60 consecutive trading days, (c) four years after the closing of the offering of the Series C Preferred Stock, or (d) the written consent of holders representing 50% of the issued and outstanding Series C Preferred Stock. The holders of the Series C Preferred Stock will be entitled to vote their shares on an as-converted basis and will be entitled to a liquidation preference equal to the stated value (i.e., purchase price) of their shares plus any accrued but unpaid dividends thereon.

In connection with the Series C offering, the Company paid its placement agents, Scarsdale Equities LLC and ROTH Capital Partners commissions of $220,150 and $105,836, respectively, and issued to them five-year warrants for the purchase of up to 703,997 and 241,746 shares of common stock, respectively, at $.4816 and $0.5254 per share, respectively.

Also in connection with the offer and sale of the Series C Preferred Stock, the Company issued additional shares of the Company’s common stock totaling 8,232,628 to former holders of the Company’s series A and B preferred stock (all of which has been converted to common stock), such that following the issuance of such shares, such holders will have received the same number of shares of the Company’s common stock in total as they would have received upon conversion of the series A and B preferred stock if the conversion price for the series A and B preferred stock had been the same as the initial conversion price under the Series C Preferred Stock.  The Company has granted the recipients of these shares the same registration rights as are provided to Series C Preferred holders.  The Company also agreed to amend the warrants to purchase the Company’s common stock held by former holders of the Company’s series A and B preferred stock to contain the same anti-dilution protections that are contained in the warrants issued in connection with the Series C Preferred offering.  In addition, the exercise price of the warrants issued to the former series A and B preferred stock holders was reduced from $1.15 to $0.4816.  In addition, the Company agreed to amend the warrants issued to Scarsdale Equities LLC in connection with the Series B offering to reduce the exercise price from $1.15 to $0.4816.  Finally, the Company approved the amendment of a warrant to purchase common stock issued to Mr. Davis on February 3, 2015, to provide for the same modifications made to the warrants held by former holders of the Company’s series A and B preferred stock.

As of August 12, 2015, the Company had received $500,000 from its Directors as part of the $950,000 of note receivables related to the Series C Convertible Preferred Stock offering.  Absent of receiving additional advancements against the balance owed under the note receivables prior to the maturity date, we will require additional funds to continue our operations beyond August 2015.  There can be no assurance the Company will be able to obtain new financing or additional financing from its directors.    The financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Summary of Significant Accounting Policies

A summary of the significant accounting policies applied in the preparation of the accompanying financial statements is as follows:

Revenue Recognition

The Company generates revenue from the following sources: (1) subscription and support fees (2) transaction volume fees, (3) active monthly user fees for mobile wallet offering (4) fees related to the implementation of RDC and mobile wallet software for clients, and (5) professional services such as client specific software customization and other products and services.

The Company’s arrangements do not contain general rights of return. The Company’s subscription arrangements do not provide customers with the right to take possession of the SaaS technology platform and, as a result, are accounted for as service arrangements. The Company records revenue net of any sales or excise taxes.

The Company commences revenue recognition for its SaaS technology platform and professional services when all of the following criteria are met:

there is persuasive evidence of an arrangement;

the service has been or is being provided to the customer;

collection of the fees is reasonably assured; and

the amount of fees to be paid by the customer is fixed or determinable.

Subscription and Support Revenue

Subscription and support revenue is primarily derived from customers accessing the SaaS technology platform and includes subscription, support, transaction volume fees and active user fees for mobile wallet offering.  Subscription and support revenue is recognized ratably over the contracted term of each respective subscription agreement, commencing on the date the service is provisioned to the customer, provided the four revenue recognition criteria have been satisfied. Transaction volume fees are recognized as transactions are processed and monthly services performed and active user fees for mobile wallet offering revenue is recognized on a monthly basis as earned provided the four revenue recognition criteria have been satisfied.

Professional Services and Other Revenue

Professional services include implementation services, development of interfaces requested by customers, assistance with integration of the Company’s services with the customers’ applications, dedicated support, and advisory services to customers who choose to develop their own interfaces and applications. Professional services are typically performed within three to six months of entering into an arrangement with the customer. Professional services are typically sold on a fixed-fee basis, but are offered on a time-and-material basis as well. Revenue for time-and-material arrangements is recognized as the services are performed.  Revenue for fixed-fee arrangements is recognized under the proportional performance method of accounting as the Company has developed a history of accurately estimating activity. The Company uses labor hours incurred to the end of each reporting period compared to the total estimated labor hours as an input based measure of performance under customer arrangements. The Company believes labor hours incurred is materially representative of the value delivered to the customer at any point in time during the performance of the service. Professional services are not considered essential to the functionality of the SaaS offering.

Implementation Fees

The implementation fees are recognized over the term of the contract or expected life of the contract where no contractual term exists. Generally, client agreements are entered into for 12 to 36 months. A majority of the implementation service component of the arrangement with customers is performed within 120 days of entering into a contract with the customer.

Multiple Element Arrangements

The Company enters into multiple element arrangements in which a customer may purchase a subscription and professional services. For arrangements with multiple deliverables, the Company evaluates whether the individual deliverables qualify as separate units of accounting. In order to treat deliverables in a multiple element arrangement as separate units of accounting, the deliverables must have standalone value upon delivery. If the deliverables have standalone value upon delivery, the Company accounts for each deliverable separately and revenue is recognized for the respective deliverables as they are delivered. If one or more of the deliverables does not have standalone value upon delivery, the deliverables that do not have standalone value are combined with the final deliverable within the arrangement and treated as a single unit of accounting.

Subscription and support contracts have standalone value as the Company sells subscriptions and support separately. In determining whether professional services can be accounted for separately from subscription and support services, the Company considers the availability of the professional services from other vendors, the nature of its professional services and whether the Company sells its applications to new customers without professional services. Based on these considerations the Company assessed that its professional services have standalone value.

The Company determines the selling price for each element based on the selling price hierarchy of: (i) vendor-specific objective evidence (“VSOE”) of fair value, (ii) third-party evidence (“TPE”), and (iii) estimated selling price (“ESP”). The Company is unable to establish VSOE for any of its services, as the Company has not historically priced its services with sufficient consistency. The Company is also unable to establish TPE, as the Company does not have sufficient information regarding pricing of third-party subscription and professional services similar to its offerings. As a result, the Company has developed estimates of selling prices based on margins established by senior management as the targets in the Company’s selling and pricing strategies after considering the nature of the services, the economic and competitive environment, and the nature and magnitude of the costs incurred. The amount of arrangement fee allocated is limited by contingent revenue, if any.

Deferred Revenue

Deferred revenue consists of billings and payments received in advance of revenue recognition from the Company’s subscription and support offerings as described above and is recognized as the revenue recognition criteria are met. For subscription agreements, the Company typically invoices its customers in monthly or annual fixed installments. Accordingly, the deferred revenue balance does not represent the total contract value of these multi-year subscription agreements. Deferred revenue also includes certain deferred professional services fees, which are recognized in accordance with the Company’s revenue recognition policy. The portion of deferred revenue the Company expects to recognize during the succeeding 12-month period is recorded as current deferred revenue, and the remaining portion is recorded as noncurrent.

Cost of Revenue

Cost of revenue primarily consists of costs related to hosting the Company’s cloud-based application, providing customer support, data communications expense, salaries and benefits of operations and support personnel, software development fees, software license fees, amortization expense associated with acquired developed technology assets, and property and equipment depreciation.

Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents are maintained at one financial institution and, at times, balances may exceed federally insured limits. The Company has never experienced any losses related to these balances and does not believe it is exposed to any significant credit risk on cash and cash equivalents.

Accounts Receivable

Accounts receivable represent amounts due from customers.  Management determines the allowance for doubtful accounts by regularly evaluating individual customer receivables and considering a customer’s financial condition, credit history and current economic conditions. Accounts receivable are written off when deemed uncollectible. Recoveries of accounts receivable previously written off are recorded when received. The allowance for doubtful accounts was approximately $15,000 and $25,000 as of June 30, 2015 and December 31, 2014, respectively. Concentrations of credit risk with respect to accounts receivable are limited because a large number of geographically diverse customers make up the Company’s customer base, thus spreading the credit risk.

Property and Equipment

Depreciation and amortization is computed using the straight-line method over the following estimated useful lives:

Computer and Data Center Equipment	3 years
Purchased and Acquired software	3 years
Leasehold Improvements	3 - 5 years, or lease term if less
Furniture and fixtures	7 years

Major additions and improvements are capitalized, while replacements, maintenance and repairs, which do not improve or extend the life of the respective assets, are expensed as incurred. When assets are retired or otherwise disposed of, related costs and accumulated depreciation and amortization are removed and any gain or loss is reported.

Goodwill

Goodwill represents the excess purchase price over the appraised value of the portion of identifiable assets that were acquired from the DeviceFidelity Inc. acquisition completed in March 2014.  Goodwill is not amortized but is reviewed at least annually for impairment, or between annual dates if circumstances change that would more likely than not cause impairment. Management performs its annual impairment test at the close of each fiscal year, and considers several factors in evaluating goodwill for impairment, including the Company’s current financial position and results, general economic and industry conditions and legal and regulatory conditions.

Impairment of Long-lived Assets, Including License Agreements

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Deferred Financing Costs

Deferred financing costs are capitalized and amortized over the lives of the related debt agreements. The costs are amortized to interest expense using the effective interest method.  In the event debt is converted or paid prior to maturity, any unamortized issuance costs are charged to expense.

Deferred Commissions

The Company capitalizes commission costs that are incremental and directly related to the acquisition of customer contracts. Commission costs are capitalized and amortized over the term of the related customer contract.

Net Loss Per Common Share

Basic and diluted net loss per common share for all periods presented is computed by dividing the net loss available to common shareholders by the weighted average common shares outstanding and common stock equivalents, when dilutive. Potentially dilutive common stock equivalents include common shares issued pursuant to stock warrants, stock options, convertible preferred stock and convertible note agreements. Common stock equivalents were not included in determining the fully diluted loss per share as they were antidilutive.

On February 12, 2014, Cachet Financial Solutions (Minnesota) completed a merger transaction (the “Merger”) with DE Acquisition 2, Inc.  (“DE2”), a Delaware corporation and public company with no operations. Pursuant to the terms of the Merger, each share of common stock of Cachet Financial Solutions (Minnesota) that was issued and outstanding at such time was cancelled and converted into 10.9532 (the “exchange ratio”) shares of DE2’s common stock.  Subsequently DE2 changed its name to Cachet Financial Solutions, Inc.

On March 18, 2014, the Company completed a reverse stock split of its issued and outstanding common stock on a 1-for-10.9532 basis. The Company’s authorized capital shares previous to this transaction consisted of 22,500,000 shares of $.01 par value common stock and 2,500,000 shares of preferred stock.  As a result of the DE 2 transaction, the Company’s new authorized capital consists of 500,000,000 shares of $.0001 par value common stock and 20,000,000 shares of preferred stock.

All amounts in the accompanying financial statements and notes related to shares, share prices and loss per share reflect retrospective presentation of the reverse split.

The following table reflects the amounts used in determining loss per share:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2015	2014	2015	2014
Net Loss Attributable to Common Shareholders	$(8,921,084)	$(4,246,802)	$(12,085,571)	$(7,118,685)
Weighted average common shares outstanding	24,464,979	6,536,602	21,627,532	6,328,419
Net loss per common share – basic and diluted	$(0.36)	$(0.65)	$(0.56)	$(1.12)

The following potential common shares were excluded from the calculation of diluted loss per share from continuing operations and diluted net loss per share attributable to common stockholders because their effect would have been anti-dilutive for the periods presented:

	As of
	June 30,	June 30,
	2015	2014
Convertible Preferred Stock	10,057,119	-
Stock Options	2,723,250	862,167
Warrants	24,234,251	1,259,462
	37,014,620	2,121,629

Fair Value of Financial Instruments

The Company uses fair value measurements to record fair value adjustments for certain financial instruments and to determine fair value disclosures.  Warrants issued with price protection features are recorded at fair value on a recurring basis.  The carrying value of cash and cash equivalents, accounts receivable and accounts payable approximated fair value due to the short maturity of those instruments. With respect to determination of fair values of financial instruments there are the following three levels of inputs:

Level 1 Inputs– Quoted prices for identical instruments in active markets.

Level 2 Inputs– Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 Inputs– Instruments with primarily unobservable value drivers.

The warrants that are carried at fair value are valued using level 3 inputs utilizing a Black-Scholes option pricing model under probability weighted estimated outcomes.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect certain reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. Significant estimates include the Company’s ability to continue as a going concern, allowance for doubtful accounts, assumptions used to value stock options and warrants, conversion incentive and share purchase price adjustment, and the value of shares of common stock issued for services.

Stock-Based Compensation

The Company accounts for stock-based compensation using the estimated fair values of warrants and stock options. For purposes of determining the estimated fair values the Company uses the Black-Scholes option pricing model.  For the periods prior to the Company’s common stock being traded, the Company estimated the volatility of its common stock at the date of grant based on the volatility of comparable peer companies which are publicly traded; for later periods, the Company includes its actual common stock trading to compute volatility.  The Company determines the expected life based on historical experience with similar awards, giving consideration to the contractual terms, vesting schedules and post-vesting forfeitures. The Company uses the risk-free interest rate on the implied yield currently available on U.S. Treasury issues with an equivalent remaining term approximately equal to the expected life of the award. The Company has never paid any cash dividends on its common stock and does not anticipate paying any cash dividends in the foreseeable future. Compensation expense for all share-based payment awards is recognized using the straight-line amortization method over the vesting period.  The fair values of stock award grants are determined based on the number of shares granted and estimated fair value of the Company’s common stock on the date of grant.

Research and Development Costs

The Company considers those costs incurred in developing new processes and solutions to be research and development costs and they are expensed as incurred.

Recent Accounting Pronouncements

On May 28, 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers. The core principle of the ASU is for companies to recognize revenue to depict the transfer of goods or services to customers in amounts that reflect the consideration, or payment, to which the company expects to be entitled in exchange for those goods or services. The ASU may also result in enhanced disclosures about revenue. For public entities, the ASU is effective for annual reporting periods beginning after December 15, 2016, on July 9, 2015, the FASB voted to allow a one year deferral of the effective date. The deferral permits early adoption, but does not allow adoption any earlier than the original effective date of the standard. We are currently evaluating the impact this standard will have on our consolidated financial statements.

In August 2014, the FASB issued ASU 2014-15, Disclosure of Uncertainties About an Entity’s Ability to Continue as a Going Concern.  The amendments provide guidance about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures.  The standard will be effective for the Company on December 31, 2016.  The adoption of this pronouncement may impact future assessment and disclosures related to the Company’s ability to continue as a going concern.

In April 2015, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2015-03, "Simplifying the Presentation of Debt Issuance Costs" ("ASU 2015-03") which changes the presentation of debt issuance costs in financial statements to present such costs as a direct deduction from the related debt liability rather than as an asset. ASU 2015-03 will become effective for public companies during interim and annual reporting periods beginning after December 15, 2015. Early adoption is permitted. We do not expect the adoption of ASU 2015-03 will have a material impact on our consolidated financial statements.

1.            Nature of Operations and Summary of Significant Accounting Policies

Nature of Business and Operations Overview

Cachet Financial Solutions, Inc. (the “Company” or “Cachet”) is a provider of technology solutions and services to the financial services industry.  The Company’s solutions and services enable its clients—banks, credit unions and other types of financial institutions or financial service organizations—to provide their customers with remote deposit capture technology (“RDC”) and related services. The Company’s cloud based Software as a Service (“SaaS”) RDC solutions allow customers to scan checks remotely through their smart phones or other devices and transmit the scanned, industry compliant images to a bank for posting and clearing.  In addition, the Company’s offerings include a mobile wallet solution which provides a virtual account for customers that do not have a bank account and is focused on the pre-paid card market.  Through the Company’s cloud based SaaS mobile wallet offering we provide consumers the ability to deposit and withdraw funds, transfer funds, and pay bills with their mobile phone or tablet.  As of December 31, 2014, we had entered into 348 contracts with customers for our products and services.  Approximately 252 of those agreements were “active,” meaning that they have implemented the RDC software enabling the processing of customer transactions or deployed the mobile wallet application.  The Company offers its services to financial institutions in the United States, Canada and Latin America.  Our business operations are conducted through our wholly owned subsidiary, Cachet Financial Solutions Inc., a Minnesota corporation.

Basis of Presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiary Cachet Financial Solutions Inc. as of December 31, 2014 and December 31, 2013 and for the years ended December 31, 2014 and 2013.  The wholly owned subsidiary is the only entity with operational activity and therefore no intercompany transactions exist with the parent entity which would need to be eliminated.  The Company has prepared the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America.

The accompanying consolidated financial statements have been prepared on the basis that the Company will continue as a going concern.  From inception to December 31, 2014,  the Company has cumulative operating losses of approximately $51.7 million, and as of December 31, 2014, our current liabilities exceeded our current assets by approximately $3.2 million. In 2015, the Company expects to continue to grow our client base and increase our revenues through higher RDC transaction volumes and monthly active user fees (“MAUs”) from our Select Mobile Money offering.  Nevertheless, the Company expects to continue to incur operating losses through December 31, 2015.  The Company engaged an investment firm to assist in raising additional capital through the issuance of debt and equity. The Company’s ability to continue as a going concern is dependent on raising additional capital to support operations and refinance maturing debt.  In addition, the Company has a note payable maturing on April 30, 2015, with a principal and accrued interest balance as of December 31, 2014 of $714,553, and has an outstanding balance including accrued interest of approximately $1.1 million on a line of credit with one of its directors.  The line of credit is payable to the director upon the earlier of the Company completing financings with gross proceeds of $10 million or July 31, 2015.  The Company also has $620,000 of notes payable with two directors maturing on June 30, 2015.  There is no assurance we will be successful in raising the needed capital to fund our operations to December 31, 2015.  The consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.

During 2014, the Company issued 2,229,702 shares of Series A Convertible Preferred Stock at $1.50 per share and issued five-year warrants to purchase an aggregate of 2,229,702 shares of its common stock at a per-share price of $2.00 (since adjusted to $1.15 per share). Net proceeds to the Company after offering costs were $3.0 million.  As of December 31, 2014, the Company believes it was in full compliance with its debt agreements.

On July 30, 2014, the Company entered into a financing commitment letter with two directors to lend the Company up to $2.5 million through December 31, 2014, bearing interest at 10%, and due January 31, 2015, which was later extended to January 31, 2016.  If any portion of the notes issued under the commitment letter was outstanding beyond January 31, 2016, the default interest rate would be adjusted to 18%.  As of December 31, 2014, the Company had an outstanding obligation under the commitment letter, including accrued interest totaling $359,466.  Subsequent to December 31, 2014, the Company had additional advances totaling $350,000.  As part of a PIPE transaction completed in February 2015, Michael J. Hanson, one of the Company’s directors converted, $250,000 of the balance owed under the commitment letter into 217,391 shares of Series B Convertible Preferred Stock and was issued a five-year warrant to purchase an aggregate of 217,391 shares of its common stock at a per-share price of $1.15.

Since December 31, 2014, the Company issued (i) 9,000 shares of Series A Convertible Preferred Stock at $1.50 per share and issued five-year warrants to purchase an aggregate of 9,000 shares of its common stock at a per-share price of $2.00 (since adjusted to $1.15 per share) and (ii) 2,065,891 shares of Series B Convertible Preferred Stock at $1.15 per share and issued five-year warrants to purchase an aggregate of 2,065,891 shares of its common stock at a per-share price of $1.15.  Net proceeds to the Company after offering costs were approximately $2.2 million, including the cancellation of $250,000 in debt held by Michael J. Hanson, one of our directors.    None of the investors in this offering were deemed affiliates of the Company, except for one of our directors, Michael J. Hanson.  Also in February 2015, the Company amended the terms of the $2.5 million commitment letter agreement to extend the outstanding principal balance owed as of this date of $450,000 to January 31, 2016 at a rate of 10% per annum (See Note 16 “Subsequent Events”).  As part of the amendment, the directors did not renew the remaining amount available under the original terms of the financial commitment letter.

The Company will require additional funds to continue beyond April 15, 2015 and has engaged an investment banking firm to assist in completing a equity or equity-linked capital raise.  There is no assurance the Company will be successful in raising the needed capital to fund its operations beyond April 15, 2015 or obtain similar financing arrangements with other investors or lenders. The financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Summary of Significant Accounting Policies

A summary of the significant accounting policies applied in the preparation of the accompanying financial statements is as follows:

Revenue Recognition

The Company generates revenue from the following sources: (1) subscription and support fees (2) transaction volume fees, (3) active monthly user fees for mobile wallet offering (4) fees related to the implementation of RDC and mobile wallet software for clients, and (5) professional services such as client specific software customization and other products and services.

The Company’s arrangements do not contain general rights of return. The Company’s subscription arrangements do not provide customers with the right to take possession of the SaaS technology platform and, as a result, are accounted for as service arrangements. The Company records revenue net of any sales or excise taxes.

The Company commences revenue recognition for its SaaS technology platform and professional services when all of the following criteria are met:

•	there is persuasive evidence of an arrangement;

•	the service has been or is being provided to the customer;

•	collection of the fees is reasonably assured; and

•	the amount of fees to be paid by the customer is fixed or determinable.

Subscription and Support Revenue

Subscription and support revenue is primarily derived from customers accessing the SaaS technology platform and includes subscription, support, transaction volume fees and active user fees for mobile wallet offering.  Subscription and support revenue is recognized ratably over the contracted term of each respective subscription agreement, commencing on the date the service is provisioned to the customer, provided the four revenue recognition criteria have been satisfied. Transaction volume fees are recognized as transactions are processed and monthly services performed and active user fees for mobile wallet offering revenue is recognized on a monthly basis as earned provided the four revenue recognition criteria have been satisfied.

Professional Services and Other Revenue

Professional services include implementation services, development of interfaces requested by customers, assistance with integration of the Company’s services with the customers’ applications, dedicated support, and advisory services to customers who choose to develop their own interfaces and applications. Professional services are typically performed within three to six months of entering into an arrangement with the customer. Professional services are typically sold on a fixed-fee basis, but are offered on a time-and-material basis as well. Revenue for time-and-material arrangements is recognized as the services are performed.  Revenue for fixed-fee arrangements is recognized under the proportional performance method of accounting as the Company has developed a history of accurately estimating activity. The Company uses labor hours incurred to the end of each reporting period compared to the total estimated labor hours as an input based measure of performance under customer arrangements. The Company believes labor hours incurred is materially representative of the value delivered to the customer at any point in time during the performance of the service. Professional services are not considered essential to the functionality of the SaaS offering.

Implementation Fees

The implementation fees are recognized over the term of the contract or expected life of the contract where no contractual term exists. Generally, client agreements are entered into for 12 to 36 months. A majority of the implementation service component of the arrangement with customers is performed within 120 days of entering into a contract with the customer.

Multiple Element Arrangements

The Company enters into multiple element arrangements in which a customer may purchase a subscription and professional services. For arrangements with multiple deliverables, the Company evaluates whether the individual deliverables qualify as separate units of accounting. In order to treat deliverables in a multiple element arrangement as separate units of accounting, the deliverables must have standalone value upon delivery. If the deliverables have standalone value upon delivery, the Company accounts for each deliverable separately and revenue is recognized for the respective deliverables as they are delivered. If one or more of the deliverables does not have standalone value upon delivery, the deliverables that do not have standalone value are combined with the final deliverable within the arrangement and treated as a single unit of accounting.

Subscription and support contracts have standalone value as the Company sells subscriptions and support separately. In determining whether professional services can be accounted for separately from subscription and support services, the Company considers the availability of the professional services from other vendors, the nature of its professional services and whether the Company sells its applications to new customers without professional services. Based on these considerations the Company assessed that its professional services have standalone value.

The Company determines the selling price for each element based on the selling price hierarchy of: (i) vendor-specific objective evidence (“VSOE”) of fair value, (ii) third-party evidence (“TPE”), and (iii) estimated selling price (“ESP”). The Company is unable to establish VSOE for any of its services, as the Company has not historically priced its services with sufficient consistency. The Company is also unable to establish TPE, as the Company does not have sufficient information regarding pricing of third-party subscription and professional services similar to its offerings. As a result, the Company has developed estimates of selling prices based on margins established by senior management as the targets in the Company’s selling and pricing strategies after considering the nature of the services, the economic and competitive environment, and the nature and magnitude of the costs incurred. The amount of arrangement fee allocated is limited by contingent revenue, if any.

Deferred Revenue

Deferred revenue consists of billings and payments received in advance of revenue recognition from the Company’s subscription and support offerings as described above and is recognized as the revenue recognition criteria are met. For subscription agreements, the Company typically invoices its customers in monthly or annual fixed installments. Accordingly, the deferred revenue balance does not represent the total contract value of these multi-year subscription agreements. Deferred revenue also includes certain deferred professional services fees, which are recognized in accordance with the Company’s revenue recognition policy. The portion of deferred revenue the Company expects to recognize during the succeeding 12-month period is recorded as current deferred revenue, and the remaining portion is recorded as noncurrent.

Cost of Revenue

Cost of revenue primarily consists of costs related to hosting the Company’s cloud-based application, providing customer support, data communications expense, salaries and benefits of operations and support personnel, software development fees, software license fees, amortization expense associated with acquired developed technology assets, and property and equipment depreciation.

Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents are maintained at one financial institution and, at times, balances may exceed federally insured limits. The Company has never experienced any losses related to these balances and does not believe it is exposed to any significant credit risk on cash and cash equivalents.

Accounts Receivable

Accounts receivable represent amounts due from customers.  Management determines the allowance for doubtful accounts by regularly evaluating individual customer receivables and considering a customer’s financial condition, credit history and current economic conditions. Accounts receivable are written off when deemed uncollectible. Recoveries of accounts receivable previously written off are recorded when received. The allowance for doubtful accounts was approximately $25,000 and $89,000 as of December 31, 2014 and December 31, 2013, respectively. Concentrations of credit risk with respect to accounts receivable are limited because a large number of geographically diverse customers make up the Company’s customer base, thus spreading the credit risk.

Property and Equipment

Depreciation and amortization is computed using the straight-line method over the following estimated useful lives:

Computer and Data Center Equipment	3 years
Purchased and Acquired software	3 years
Leasehold Improvements	3 - 5 years, or lease term if less
Furniture and fixtures	7 years

Major additions and improvements are capitalized, while replacements, maintenance and repairs, which do not improve or extend the life of the respective assets, are expensed as incurred. When assets are retired or otherwise disposed of, related costs and accumulated depreciation and amortization are removed and any gain or loss is reported.

Goodwill

Goodwill represents the excess purchase price over the appraised value of the portion of identifiable assets that were acquired from the DeviceFidelity Inc. acquisition completed in March 2014.  Goodwill is not amortized but is reviewed at least annually for impairment, or between annual dates if circumstances change that would more likely than not cause impairment. Management performs its annual impairment test at the close of each fiscal year, and considers several factors in evaluating goodwill for impairment, including the Company’s current financial position and results, general economic and industry conditions and legal and regulatory conditions. No impairment of goodwill was identified for the years ended December 31, 2014 and 2013.  See Note 11 for further discussion.

Impairment of Long-lived Assets, Including License Agreements

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. The Company did not identify any impairment events or circumstances during the year ended December 31, 2014 or December 31, 2013.

Deferred Financing Costs

Deferred financing costs are capitalized and amortized over the lives of the related debt agreements. The costs are amortized to interest expense using the effective interest method.  In the event debt is converted or paid prior to maturity, any unamortized issuance costs are charged to expense.

Advertising Costs

Advertising costs are expensed as incurred and are included in sales and marketing expense on the accompanying statements of operations.  During the years ended December 31, 2014 and 2013, advertising costs totaled $15,888 and $15,495, respectively.

Deferred Commissions

The Company capitalizes commission costs that are incremental and directly related to the acquisition of customer contracts. Commission costs are capitalized and amortized over the term of the related customer contract.

Net Loss Per Common Share

Basic and diluted net loss per common share for all periods presented is computed by dividing the net loss available to common shareholders by the weighted average common shares outstanding and common stock equivalents, when dilutive. Potentially dilutive common stock equivalents include common shares issued pursuant to stock warrants, stock options, convertible preferred stock and convertible note agreements. Common stock equivalents were not included in determining the fully diluted loss per share as they were antidilutive.

On February 12, 2014, the Company completed a merger transaction with DE Acquisition 2, Inc.  (“DE2”), a public company with no operations. Pursuant to the terms of the merger, each share of the Company’s common stock that was issued and outstanding at such time was cancelled and converted into 10.9532 (the “exchange ratio”) shares of DE2’s common stock.

On March 18, 2014, the Company completed a reverse stock split of the Company’s issued and outstanding common stock on a 1-for-10.9532 basis. The Company’s authorized capital shares previous to this transaction consisted of 22,500,000 shares of $.01 par value common stock and 2,500,000 shares of preferred stock.  As a result of the DE 2 transaction, the Company’s new authorized capital consists of 500,000,000 shares of $.0001 par value common stock and 20,000,000 shares of preferred stock.

All amounts in the accompanying financial statements and notes related to shares, share prices and loss per share reflect retrospective presentation of the reverse split.

The following table reflects the amounts used in determining loss per share:

	Year Ended
	December 31,	December 31,
	2014	2013
Net loss	$(15,709,782)	$(13,965,019)
Less: Cumulative unpaid preferred stock dividends	(48,409)	—
Net Loss attributable to common stockholders	(15,758,191)	(13,965,019)
Weighted average common shares outstanding	11,337,482	3,897,081
Net loss per common share – basic and diluted	$(1.39)	$(3.58)

The following potential common shares were excluded from the calculation of diluted loss per share from continuing operations and diluted net loss per share attributable to common stockholders because their effect would have been anti-dilutive for the periods presented:

	As of
	December 31,	December 31,
	2014	2013
Convertible Preferred Stock	2,229,702	-
Stock Options	2,703,587	827,543
Warrants	8,903,348	407,904
	13,836,637	1,235,447

Fair Value of Financial Instruments

The Company uses fair value measurements to record fair value adjustments for certain financial instruments and to determine fair value disclosures.  Warrants issued with price protection features are recorded at fair value on a recurring basis.  The carrying value of cash and cash equivalents, accounts receivable and accounts payable approximated fair value due to the short maturity of those instruments. With respect to determination of fair values of financial instruments there are the following three levels of inputs:

Level 1 Inputs– Quoted prices for identical instruments in active markets.

Level 2 Inputs– Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 Inputs– Instruments with primarily unobservable value drivers.

The warrants that are carried at fair value are valued using level 3 inputs utilizing a Black-Scholes option pricing model under probability weighted estimated outcomes.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect certain reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. Significant estimates include the Company’s ability to continue as a going concern, allowance for doubtful accounts, assumptions used to value stock options and warrants, conversion incentive and share purchase price adjustment, and the value of shares of common stock issued for services.

Stock-Based Compensation

The Company accounts for stock-based compensation using the estimated fair values of warrants and stock options. For purposes of determining the estimated fair values the Company uses the Black-Scholes option pricing model.  For the periods prior to the Company’s common stock being traded, the Company estimated the volatility of its common stock at the date of grant based on the volatility of comparable peer companies which are publicly traded; for later periods, the Company uses its actual common stock trading to compute volatility. The Company determines the expected life based on historical experience with similar awards, giving consideration to the contractual terms, vesting schedules and post-vesting forfeitures. The Company uses the risk-free interest rate on the implied yield currently available on U.S. Treasury issues with an equivalent remaining term approximately equal to the expected life of the award. The Company has never paid any cash dividends on its common stock and does not anticipate paying any cash dividends in the foreseeable future. Compensation expense for all share-based payment awards is recognized using the straight-line amortization method over the vesting period.  The fair values of stock award grants are determined based on the number of shares granted and estimated fair value of the Company’s common stock on the date of grant.

Research and Development Costs

The Company considers those costs incurred in developing new processes and solutions to be research and development costs and they are expensed as incurred.

Recent Accounting Pronouncements

On May 28, 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers. The core principle of the ASU is for companies to recognize revenue to depict the transfer of goods or services to customers in amounts that reflect the consideration, or payment, to which the company expects to be entitled in exchange for those goods or services. The ASU may also result in enhanced disclosures about revenue. For public entities, the ASU is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Due to the recent date of issuance for this ASU, management is currently evaluating what impact, if any, the pronouncement will have on the Company’s disclosures, its financial position or results from operations.

In June 2014, the FASB issued authoritative guidance related to share-based payments when the terms of an award provide that a performance target could be achieved after the requisite period.  The amendments require that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition.  The requirements of the new standard are effective for the annual reporting periods beginning after December 15, 2014, and interim periods within those annual periods.  We do not anticipate that this guidance will have a material impact on the Company’s financial position or results of operations.

In August 2014, the FASB issued ASU 2014-15, Disclosure of Uncertainties About an Entity’s Ability to Continue as a Going Concern.  The amendments provide guidance about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures.  The standard will be effective for the Company on December 31, 2016.  The adoption of this pronouncement may impact future assessment and disclosures related to the Company’s ability to continue as a going concern.